SHARE-BASED PAYMENTS - Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 Options EquityInstruments $ / shares	Dec. 31, 2023 Options	Dec. 31, 2022 Options
Price range one | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 months 12 days
Outstanding (in shares) | EquityInstruments	608,386
Price range one | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	3 months 18 days
Outstanding (in shares) | EquityInstruments	25,000
Price range one | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 3 months 18 days
Outstanding (in shares) | EquityInstruments	575,592
Price range one | On or before December 8, 2025
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 years 6 months
Outstanding (in shares) | EquityInstruments	43,580
Price range one | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	4 years 3 months 18 days
Outstanding (in shares) | EquityInstruments	600,840
Price range one | Minimum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 2.21
Price range one | Minimum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	2.58
Price range one | Minimum | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	4.04
Price range one | Minimum | On or before December 8, 2025
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	3.71
Price range one | Minimum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.13
Price range one | Maximum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	2.39
Price range one | Maximum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	2.58
Price range one | Maximum | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	4.8
Price range one | Maximum | On or before December 8, 2025
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	3.88
Price range one | Maximum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 5.13
Price range two | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	3 months 18 days
Outstanding (in shares) | EquityInstruments	296,998
Price range two | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	8 months 12 days
Outstanding (in shares) | EquityInstruments	10,000
Price range two | On or before December 8, 2025
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 years 4 months 24 days
Outstanding (in shares) | EquityInstruments	739,265
Price range two | Minimum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 5.13
Price range two | Minimum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.8
Price range two | Minimum | On or before December 8, 2025
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.06
Price range two | Maximum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.37
Price range two | Maximum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.8
Price range two | Maximum | On or before December 8, 2025
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 5.98
Price range three | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	3 months 18 days
Outstanding (in shares) | EquityInstruments	35,406
Price range three | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	8 months 12 days
Outstanding (in shares) | EquityInstruments	205,964
Price range three | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	3 years 2 months 12 days
Outstanding (in shares) | EquityInstruments	412,868
Price range three | Minimum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 6.58
Price range three | Minimum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	6.03
Price range three | Minimum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	6.07
Price range three | Maximum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	6.58
Price range three | Maximum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	7.63
Price range three | Maximum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 6.58
Price range four | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 month 6 days
Outstanding (in shares) | EquityInstruments	2,982
Price range four | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	8 months 12 days
Outstanding (in shares) | EquityInstruments	4,770
Price range four | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 1 month 6 days
Outstanding (in shares) | EquityInstruments	8,820
Price range four | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 10 months 24 days
Outstanding (in shares) | EquityInstruments	3,570,471
Price range four | Minimum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 8.81
Price range four | Minimum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	8.55
Price range four | Minimum | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	7.43
Price range four | Minimum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	2.21
Price range four | Maximum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	8.81
Price range four | Maximum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	8.55
Price range four | Maximum | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	7.43
Price range four | Maximum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 8.81
Stock options.
Disclosure of range of exercise prices of outstanding share options
Outstanding (in shares) | Options	3,570,471	5,523,297	9,178,889
Vested (in shares) | Options	2,360,556	4,308,120